CONCENTRATIONS (Details Narrative)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Cash and cash equivalents	$ 1,115,181		$ 470,335
Maximum [Member]
Cash insured amount	$ 70,692	¥ 500,000